--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 2002
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Put Bonds (b) (0.90%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Intermountain Power Agency (Utah Power Supply) - Series F
              Insured by AMBAC Indemnity Corp.                                  03/17/03    1.35%   $ 2,000,000    VMIG-1     A1+
-----------                                                                                         -----------
  2,000,000   Total Put Bond                                                                          2,000,000
-----------                                                                                         -----------
Tax Exempt Commercial Paper (8.90%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,700,000   Delaware County, PA IDA PCRB (Philadelphia Electric Co.)- Series A
              LOC Bank One                                                      01/30/03    1.35%   $ 1,700,000     P1        A1+
  4,000,000   Maryland HEFA (John Hopkins University) - Series A                01/08/03    1.08      4,000,000     P1        A1+
  1,000,000   Nebraska Public Power - Series A                                  01/07/03    1.08      1,000,000     P1        A1
  3,000,000   San Antonio, TX Water System - Series A                           01/15/03    1.05      3,000,000     P1        A1+
  5,000,000   Shelby County, TN  Extendable Municipal Notes - Series 2001A      01/16/03    1.15      5,000,000     P1        A1+
  3,000,000   State of Wisconsin Petroleum Inspection Fee
              Extendable Municipal Notes - Series 2000A                         01/23/03    1.15      3,000,000     P1        A1+
  2,000,000   York County, PA IDA PCRB (Philadelphia Electric Co.)
              LOC Bank One                                                      01/30/03    1.35      2,000,000     P1        A1+
-----------                                                                                         -----------
 19,700,000   Total Tax Exempt Commercial Paper                                                      19,700,000
-----------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (16.76%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   City of Lawrence, KS - Series 2002-I                              10/01/03    1.50%   $ 3,016,624    MIG-1
  2,000,000   Indiana Bond Bank Advanced Funding Notes - Series 2002            01/22/03    1.65      2,000,680    MIG-1      SP1+
  4,000,000   Kentucky Asset/Liability Commission General Fund TRAN -
              Series 2002A                                                      06/26/03    1.67      4,020,704    MIG-1      SP1+
  3,000,000   Lorain, OH School District Classroom Facility Improvement BAN     02/13/03    1.45      3,002,187    MIG-1      SP1
  2,000,000   Puerto Rico PFC P-Floats PA 843
              Insured by FSA                                                    01/09/03    1.80      2,000,000               A1+
  5,000,000   Richardson Independent School District
              (Unlimited Tax School Building Bond)                              04/01/03    2.18      5,000,727    MIG-1      A1+
  5,000,000   State of Maine GO TAN                                             06/30/03    1.50      5,018,275    MIG-1      SP1+
  6,000,000   State of Texas TRAN                                               08/29/03    1.40      6,052,511    MIG-1      SP1+
  5,000,000   University of Akron, OH BAN - Series A                            06/26/03    1.70      5,018,954    MIG-1
  2,000,000   University of Cincinnati, OH General Receipts BAN - Series 2002C  03/19/03    1.55      2,002,294    MIG-1      SP1+
-----------                                                                                         -----------
 37,000,000  Total Tax Exempt General Obligation Notes & Bonds                                       37,132,956
-----------                                                                                         -----------



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2002
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
 Variable Rate Demand Instruments (c) (73.02%)
------------------------------------------------------------------------------------------------------------------------------------
$   700,000   Angelina & Neches River, TX IDC Solid Waste RB
              LOC Bank of America                                               05/01/14    1.80%   $   700,000     P1
    805,000   Bloomington, IL Normal Airport Authority - Series 1995A           01/01/13    1.65        805,000    VMIG-1
  3,650,000   City & County of Denver, CO Refunding MHRB
              (Cottonwood Creek Project)
              Guaranteen by Federal Home Loan Mortgage Corporation              04/15/14    1.20      3,650,000               A1+
  2,000,000   Columbia, AL IDRB PCRB (Alabama Power Company Project)
              - Series A                                                        11/01/21    1.80      2,000,000    VMIG-1     A1+
  6,000,000   Connecticut State HEFA (Yale University) - Series U               07/01/33    1.35      6,000,000    VMIG-1     A1+
  5,000,000   Cuyahoga County, OH (Cleveland Health Education Museum Project)
              LOC Key Bank, N.A.                                                03/01/32    1.60      5,000,000    VMIG-1
  1,700,000   Cuyahoga County, OH HRB (The Cleveland Clinic) - Series D         01/01/26    1.80      1,700,000    VMIG-1     A1+
    600,000   Dekalb County, GA Development Authority IDRB (Pet Inc. Project)
              LOC Credit Suisse First Boston                                    02/01/04    1.65        600,000     P1
  6,450,000   Dekalb County, GA Housing Authority MHRB (Wood Hills Apartments)
              LOC Fleet Bank                                                    12/01/07    1.55      6,450,000               A1+
  1,500,000   Delaware County, PA IDA (British Petroleum)                       10/01/19    1.80      1,500,000     P1        A1+
  3,000,000   District of Columbia (George Washington University) - Series C
              Insured by MBIA Insurance Corp.                                   09/15/29    1.60      3,000,000    VMIG-1     A1+
  2,000,000   Duluth, MN EDA Health Care (Miller-Dwan Medical Center Project)
              LOC US Bank, N.A.                                                 06/01/19    1.85      2,000,000               A1+
  2,100,000   Emmaus, PA General Authority Local Government (Pool Project) -
              Series 1989 F-15
              GIC Goldman Sachs Group L.P.                                      03/01/24    1.60      2,100,000               A1
 10,000,000   Emmaus, PA General Authority Local Government (Pool Project) -
              Series C16
              GIC Goldman Sachs Group L.P.                                      03/01/24    1.60     10,000,000               A1+
  1,000,000   Forsyth, MT PCRB (Pacificorp Project)
              LOC Morgan Guaranty Trust Company                                 01/01/18    1.85      1,000,000     P1        A1+
  4,000,000   Fulton County, GA Housing Authority MHRB
              (Greenhouse Holcomb Project)
              Collateralized by Federal National Mortgage Association           04/01/30    1.60      4,000,000               A1+
    415,000   Greystone, DE RB Certificate
              (Variable Senior Certificates of Beneficial Ownership)
              LOC Credit Suisse First Boston                                    05/01/28    1.75        415,000    VMIG-1     A1+
  1,600,000   Gulf Coast Waste Disposal Authority
              (Exxon Corporation Baytown Chemical Project)                      06/01/20    1.70      1,600,000    VMIG-1     A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
    Amount                                                                             Date      Yield  (Note 1    Moody's  & Poor's
    ------                                                                             ----      -----   ------    -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Harris County, TX HFDC HRB (St. Lukes Episcopal Hospital) -
              Series B                                                               02/15/31    1.80% $ 3,000,000          A1+
  3,200,000   Harris County, TX IDRB (Baytank Houston Inc. Project)
              LOC Rabobank Nederland                                                 02/01/20    1.60    3,200,000          A1+
  1,580,000   Houston County, GA Development Authority
              (Middle Georgia Community Action) (d)
              LOC Columbus Bank & Trust Company                                      01/01/31    1.67    1,580,000
  3,300,000   Illinois Educational Facilities Authority RB
              (Chicago Children's Museum) - Series 1994
              LOC National Bank of Detroit                                           02/01/28    1.60    3,300,000 VMIG-1   A1+
  1,710,000   Illinois HEFA RB (Rush-Presbyterian St. Luke's)
              LOC Northern Trust Bank                                                11/15/06    1.55    1,710,00  VMIG-1   A1+
  2,200,000   Indiana HEFA (Rehabilitation Hospital of Indiana)
              LOC National Bank of Detroit                                           11/01/20    1.55    2,200,000 VMIG-1
  2,000,000   Iowa Higher Education Loan Authority Revenue (Loras College Project)
              LOC LaSalle National Bank                                              11/01/32    1.80    2,000,000          A1
  2,500,000   Kansas State Development Authority (Village Shalom Obligation)
              LOC LaSalle National Bank                                              11/15/28    1.80    2,500,000          A1+
  2,500,000   Lakeview, MI School District (2002 School Building & Site) - Series B  05/01/32    1.60    2,500,000          A1+
    690,000   Lancaster, PA Higher Education Authority RB
              (Franklin & Marshall College)
              LOC Chase Manhattan Bank, N.A.                                         04/15/27    1.65      690,000 VMIG-1   A1
  6,680,000   Lisle, IL MHRB
              Collateralized by Federal National Mortgage Association                09/15/26    1.60    6,680,000          A1+
  3,000,000   Long Island Power Authority, NY RB (Electric System)
              LOC State Street Bank & Trust Company / Dexia CLF                      05/01/33    1.75    3,000,000 VMIG-1   A1+
  2,000,000   Massachusetts HEFA (Capital Asset Program) - Series B
              Insured by MBIA Insurance Corp.                                        07/01/10    1.70    2,000,000 VMIG-1   A1+
  3,000,000   Michigan Higher Education Facility Authority RB
              (Hope College Project) - Series 2002A
              LOC Fifth Third Bank                                                   04/01/32    1.62    3,000,000          A1+
  1,400,000   Michigan State Strategic Fund (Detroit Symphony) - Series A
              LOC Michigan National Bank                                             06/01/31    1.80    1,400,000          A1+
  2,260,000   Missouri HEFA (Washington University)                                  09/01/10    1.60    2,260,000 VMIG-1   A1+
  1,400,000   Monroe County, GA Development Authority PCRB
              (Georgia Power Co. - Scherer) - 2nd Series                             07/01/25    1.85    1,400,000 VMIG-1
  6,000,000   Montgomery County, OH RB (Miami Valley Hospital)                       11/15/22    1.80    6,000,000 VMIG-1






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2002
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
    Amount                                                                             Date      Yield  (Note 1)   Moody's  & Poor's
    ------                                                                             ----      -----   ------    -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,420,000   Montgomery County, MD Housing Opportunities Commission MHRB
              (Oakwood -Gainesburg)
              Guaranteed by Federal Home Loan Mortgage Corporation                   11/01/07    1.50% $ 4,420,000          A1+
    970,000   Multnomah County, OR (Concordia University Portland)
              LOC Allied Irish Bank                                                  12/01/29    1.85      970,000 VMIG-1
  5,100,000   Nebraska Educational Finance Authority (Creighton University Project)
              LOC Allied Irish Bank                                                  08/01/31    1.80    5,100,000 VMIG-1
  7,000,000   New Jersey EDA (Senior Care Bayshore Health) - Series A
              LOC Kredietbank                                                        04/01/28    1.50    7,000,000 VMIG-1
  1,000,000   New York City, NY GO - Series A-7
              LOC Morgan Guaranty Trust Company                                      08/01/19    1.70    1,000,000 VMIG-1   A1+
  3,200,000   New York City, NY GO - Series B
              Insured by FGIC                                                        10/01/20    1.85    3,200,000 VMIG-1   A1+
    400,000   North Carolina Medical Care Commission HRB
              (Pooled Financing Equipment)
              LOC Bank of America                                                    10/01/20    1.70      400,000 VMIG-1
  2,300,000   Phoenix, AZ IDA RB (Valley of the Sun YMCA Project)
              LOC Wells Fargo Bank, N.A.                                             01/01/31    1.85    2,300,000          A1+
  3,100,000   Pinal County, AZ IDA Pollution (Magma Company Project)
              LOC BNP Paribas                                                        12/01/11    1.55    3,100,000 VMIG-1   A1+
  4,800,000   Private Hospital Authority of Dekalb, GA (Egleston Children's Hospital)
              LOC Suntrust Bank                                                      03/01/24    1.50    4,800,000 VMIG-1   A1+
  5,000,000   Quakertown, PA Hospital Authority RB (HPS Group Pooled Financing)
              LOC PNC Bank                                                           07/01/05    1.10    5,000,000 VMIG-1
    700,000   Reading, PA (York County General Authority)
              Insured by AMBAC Indemnity Corp.                                       09/01/26    1.55      700,000          A1+
  2,970,000   Regents of The University of Colorado
              (Master Lean Purchase Agreement)
              LOC Bayerische Landesbank, A.G.                                        07/01/18    1.45    2,970,000 VMIG-1   A1+
  1,300,000   Salt Lake County, UT PCRB
              (Service Station Holdings - British Petroleum)                         02/01/08    1.75    1,300,000  P1      A1+
  1,490,000   Sarpy County, NE Hospital Authority #1 Health Facilities RB
              (Immanuel Health System) - Series B
              LOC LaSalle National Bank                                              07/01/30    1.80    1,490,00           A1+
  4,000,000   State of Connecticut HEFA RB
              (The Hotchkiss School Issue) - Series A                                07/01/30    1.35    4,000,000 VMIG-1   A1+







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
    Face                                                                            Maturity              Value             Standard
    Amount                                                                            Date     Yield    (Note 1)   Moody's  & Poor's
    ------                                                                            ----     -----     ------    -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   500,000   St. Paul, MN Housing & Redevelopment Authority RB
              (Public Radio Project) - Series 2002
              LOC Allied Irish Bank                                                 05/01/22   1.85%   $   500,000 VMIG-1
  1,500,000   Sublette County, WY (Exxon Project) - Series 1994                     11/01/14   1.70      1,500,000  P1      A1+
  1,155,000   Tulsa County, OK IDRB (First Mortgage - Montercau)
              LOC BNP Paribas                                                       07/01/32   1.75      1,155,000          A1+
  5,000,000   University of North Carolina at Chapel Hill RB - Series 2001B         12/01/25   1.40      5,000,000 VMIG-1   A1+
  1,400,000   University of Toledo, OH RB - Series 2002
              Insured by FGIC                                                       06/01/32   1.85      1,400,000 VMIG-1   A1
  2,000,000   Utah Transit Authority (Sales Tax Revenue Bond) - Series - 2
              LOC Bayerische Landesbank, A.G.                                       09/01/32   1.60      2,000,000 VMIG-1   A1+
  1,500,000   Wisconsin HEFA (Alverno College Project)
              LOC Allied Irish Bank                                                 11/01/17   1.85      1,500,000 VMIG-1
-----------                                                                                            -----------
161,745,000   Total Variable Rate Demand Instruments                                                   161,745,000
-----------                                                                                            -----------
              Total Investments (99.58%) (Cost $220,577,956+)                                          220,577,956
              Cash and Other Assets, Net of Liabilities (0.42%) (Note 4)                                   940,282
                                                                                                       -----------
              Net Assets (100.00%), 221,538,848 Shares Outstanding (Note 3)                           $221,518,238
                                                                                                       ===========
              Net Asset Value, Offering and Redemption Price Per Share                                $       1.00
                                                                                                       ===========

              +    Aggregate cost for Federal income tax purposes is identical.












--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2002
(UNAUDITED)
================================================================================



FOOTNOTES:


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  Maturity date indicated is the next put date.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

KEY:

     BAN      =   Bond Anticipation Note                        IDC      =   Industrial Development Corporation

     EDA      =   Economic Development Authority                IDRB     =   Industrial Development Revenue Bond

     FGIC     =   Financial Guaranty Insurance Company          LOC      =   Letter of Credit

     FSA      =   Financial Security Assurance                  MHRB     =   Multi-Family Housing Revenue Bond

     GIC      =   Guaranteed Investment Contract                PCRB     =   Pollution Control Revenue Bond

     GO       =   General Obligation                            PFC      =   Public Finance Corporation

     HEFA     =   Health and Education Facilities Authority     RB       =   Revenue Bond

     HFDC     =   Housing Development Finance Authority         TAN      =   Tax Anticipation Note

     HRB      =   Hospital Revenue Bond                         TRAN     =   Tax and Revenue Anticipation Note

     IDA      =   Industrial Development Authority


















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2002
(UNAUDITED)
================================================================================







INVESTMENT INCOME

Interest income.............................................................................  $   1,524,524

Expenses (Note 2)...........................................................................  (     418,107)
                                                                                              -------------

Net investment income.......................................................................      1,106,417


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................            -0-
                                                                                              -------------

Net increase in net assets from operations..................................................  $   1,106,417
                                                                                              =============



























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================






                                                                           Six Months
                                                                              Ended                   Year
                                                                        December 31, 2002             Ended
                                                                           (Unaudited)            June 30, 2002
                                                                            ---------             -------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income............................................   $     1,106,417         $     3,200,816
    Net realized gain (loss) on investments..........................               -0-                     -0-
                                                                        ---------------         ---------------
    Net increase in net assets from operations.......................         1,106,417               3,200,816
Dividends to shareholders from net investment income.................   (     1,106,417)        (     3,200,816)
Net increase (decrease) from capital share transactions (Note 3).....        19,793,620         (     5,816,119)
                                                                        ---------------         ---------------
        Total increase (decrease) in net assets......................        19,793,620         (     5,816,119)
Net assets:
    Beginning of period..............................................       201,724,618             207,540,737
                                                                        ---------------         ---------------
    End of period....................................................   $   221,518,238         $   207,724,618
                                                                        ===============         ===============














--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount through demand or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40 of 1% per annum of the Fund's average daily net assets up to $250 million; ..35 of 1% per annum of the average daily net assets between $250 million and $500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
3. Capital Stock

At December 31, 2002, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $221,536,888. Transactions in capital stock, all at $1.00 per share, were as follows:


                                               Six Months Ended                         Year
                                               December 31, 2002                        Ended
                                                  (Unaudited)                       June 30, 2002
                                                   ---------                        -------------
Sold......................................         392,976,541                        702,034,867
Issued on reinvestment of dividends.......             328,217                            711,567
Redeemed..................................      (  373,511,138)                    (  708,562,553)
                                                 -------------                      -------------
Net increase (decrease)...................          19,793,620                     (    5,816,119)
                                                 =============                      =============

4. Liabilities

At December 31, 2002, the Fund had the following liabilities:

Accrued management fee....................     $         2,288
Dividends payable.........................             106,788
                                                --------------
   Total liabilities......................     $       109,076
                                                ==============

5. Sales of Securities

Accumulated undistributed realized losses at December 31, 2002 amounted to $18,650. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2008.















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights

                                                 Six Months
                                                    Ended                                Year Ended June 30,
                                              December 31, 2002  ------------------------------------------------------------
                                                 (Unaudited)       2002         2001         2000         1999         1997
                                                  ---------      --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.......        $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   --------      --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income....................           0.005         0.015        0.034        0.033        0.029        0.033


Less distributions:
  Dividends from net investment income.....        (  0.005)     (  0.015)    (  0.034)    (  0.033)    (  0.029)    (  0.033)
                                                   --------      --------     --------     --------     --------     --------
Net asset value, end of period.............        $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ========      ========     ========     ========     ========     ========
Total Return...............................           0.54%(a)      1.48%        3.50%        3.30%        2.92%        3.31%
Ratios/Supplemental Data
Net assets, end of period (000)............        $ 221,518     $ 201,725    $ 207,541    $ 208,171    $ 189,536    $ 192,016
Ratios to average net assets:
  Expenses.................................           0.40%(b)      0.40%        0.40%        0.40%        0.40%        0.40%
  Net investment income....................           1.06%(b)      1.48%        3.45%        3.29%        2.89%        3.26%



  (a)  Not annualized
  (b)  Annualized











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                           Directors and Officers Information
                                                     December 31, 2002+


---------------------- --------------- -------------- --------------------------- --------------------- --------------------

                       Position(s)         Term of           Principal                  Number of           Other
   Name, Address*,      Held with          Office          Occupation(s)            Portfolios in Fund   Directorships
       and Age            Fund         and Length of       During Past                  Complex             held by
                                        Time Served          5 Years                  Overseen by          Director
                                                                                   Director or Officer
---------------------- --------------- -------------- --------------------------- --------------------- --------------------
Disinterested Directors:
---------------------- --------------- -------------- --------------------------- --------------------- --------------------
Catherine Boone,       Director            2000       Assistant Treasurer, State      One portfolio          N/A
Age 58                                                of Connecticut, Office of
                                                      the Treasurer since 2000,
                                                      Deputy Assistant Treasurer,
                                                      State of Connecticut,
                                                      Office of the Treasurer
                                                      from March 1995 to 2000.
---------------------- --------------  -------------  --------------------------- --------------------- --------------------
Marian Chertow,PhD.,   Director            1989       Director, Industrial            One portfolio          N/A
Age 47                                                Environmental Management
                                                      Program, School of
                                                      Forestry and Environmental
                                                      Studies at Yale University
                                                      since July 1991.
---------------------- --------------  -------------  --------------------------- --------------------- --------------------
Glenn Klocko,          Director            1990       Comptroller, City of            One portfolio          N/A
Age 47                                                Bristol, Connecticut since
                                                      May 1998; Director of
                                                      Finance, Town of Avon,
                                                      Connecticut from 1988 to
                                                      1998.
---------------------- --------------  -------------  --------------------------- --------------------- --------------------
John Richmond,         Director            1989       Was Deputy Treasurer - Debt     One portfolio          N/A
Age 78                                                Management for the State
                                                      of Connecticut from March
                                                      1975 until his retirement
                                                      in June 1987.
---------------------- --------------  -------------  --------------------------- ---------------------  --------------------
Howard Rifkin,         Director            2000       Deputy Treasurer, State of      One portfolio          N/A
Age 52                                                Connecticut, Office of the
                                                      Treasurer since January
                                                      1999, Deputy Secretary of
                                                      the State, State of
                                                      Connecticut, from January
                                                      1997 to January 1999 and
                                                      Associate Professor and
                                                      Director, Institute of
                                                      Public Service, University
                                                      of Connecticut from 1991
                                                      to 1997.
---------------------- --------------  -------------  --------------------------- --------------------- --------------


+ The Statement of Additional Information includes additional information about Tax Exempt Proceeds Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.








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================================================================================

                                       Directors and Officers Information
                                           December 31, 2002+ (continued)


--------------------- --------------- ---------------- -------------------------- -------------------- -----------------

                       Position(s)     Term of Office    Principal Occupation(s)        Number of           Other
  Name, Address*,       Held with      and Length of          During Past         Portfolios in Fund   Directorships
      and Age              Fund         Time Served             5 Years                 Complex           held by
                                                                                      Overseen by         Director
                                                                                  Director or Officer
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Interested Directors/Officers:
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Steven W. Duff,        President and        1994       Manager and President of   Director/Trustee           N/A
Age 49                 CEO**                           Reich & Tang Asset         and/or Officer of
                                                       Management, LLC ("RTAM,    fifteen other
                                                       LLC"), a registered        portfolios
                                                       Investment Advisor.
                                                       Associated with RTAM, LLC
                                                       since 1994.
---------------------- --------------- --------------- -------------------------- -------------------- -----------------
Richard De Sanctis,    Treasurer and        1994       Executive Vice President,  Officer of fifteen         N/A
Age 46                 Assistant                       CFO and Treasurer of       other portfolios
                       Secretary                       RTAM, LLC.  Associated
                                                       with RTAM, LLC since 1990
---------------------- --------------- --------------- -------------------------- -------------------- -----------------
Molly Flewharty,       Vice President       1990       Senior Vice President of   Officer of fifteen         N/A
Age 51                                                 RTAM, LLC.  Associated     other portfolios
                                                       with RTAM, LLC since 1977
---------------------- --------------- --------------- -------------------------- -------------------- -----------------
Rosanne Holtzer,       Secretary and        1999       Senior Vice President of   Officer of fifteen         N/A
Age 38                 Assistant                       RTAM, LLC.  Associated     other portfolios
                       Treasurer                       with RTAM, LLC since 1986
---------------------- --------------- --------------- -------------------------- -------------------- -----------------
Irene Ward,            Vice President       1999       Senior Vice President of   Officer of one             N/A
Age 56                                                 RTAM, LLC.  Associated     portfolio
                                                       with RTAM, LLC since 1986
---------------------- --------------- --------------- -------------------------- -------------------- -----------------


+ The Statement of Additional Information includes additional information about Tax Exempt Proceeds Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.






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-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




TEP12/02S





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TAX EXEMPT
PROCEEDS
FUND, INC.















                                  Semi-Annual Report
                                  December 31, 2002
                                     (Unaudited)